Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total shareholders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves [1]	Non-controlling interests
Equity, beginning balance at Mar. 31, 2021		£ 19,860	£ 19,839	£ 474	£ 1,296	£ 23,163	£ (5,094)	£ 21
Profit for the year		2,354	2,353			2,353		1
Other comprehensive income (loss) for the year		2,477	2,476			1,871	605	1
Total comprehensive income/(loss) for the year		4,831	4,829			4,224	605	2
Equity dividends		(922)	(922)			(922)
Scrip dividend-related share issue	[2]	(1)	(1)	11	(12)
Issue of treasury shares		17	17			17
Transactions in own shares		13	13		16	(3)
Share-based payments		43	43			43
Tax on share-based payments		7	7			7
Transfer of accumulated gains and losses on sale of equity investments	[3]	0	0			82	(82)
Cash flow hedges transferred to the statement of financial position, net of tax		8	8				8
Equity, ending balance at Mar. 31, 2022		23,856	23,833	485	1,300	26,611	(4,563)	23
Profit for the year		7,797	7,797			7,797
Other comprehensive income (loss) for the year		(554)	(555)			(1,253)	698	1
Total comprehensive income/(loss) for the year		7,243	7,242			6,544	698	1
Equity dividends		(1,607)	(1,607)			(1,607)
Scrip dividend-related share issue	[2]	0	0	3	(3)
Issue of treasury shares		16	16			16
Transactions in own shares		1	1		5	(4)
Share-based payments		48	48			48
Cash flow hedges transferred to the statement of financial position, net of tax		5	5				5
Equity, ending balance at Mar. 31, 2023		29,562	29,538	488	1,302	31,608	(3,860)	24
Profit for the year		2,291	2,290			2,290		1
Other comprehensive income (loss) for the year		(300)	(300)			(168)	(132)
Total comprehensive income/(loss) for the year		1,991	1,990			2,122	(132)	1
Equity dividends		(1,718)	(1,718)			(1,718)
Scrip dividend-related share issue	[2]	(1)	(1)	5	(6)
Issue of treasury shares		21	21			21
Transactions in own shares		(4)	(4)		2	(6)
Share-based payments		37	37			37
Tax on share-based payments		2	2			2
Cash flow hedges transferred to the statement of financial position, net of tax		2	2				2
Equity, ending balance at Mar. 31, 2024		£ 29,892	£ 29,867	£ 493	£ 1,298	£ 32,066	£ (3,990)	£ 25

[1]	For further details of other equity reserves, see note 28.
[2]	Included within the share premium account are costs associated with scrip dividends.
[3]	In the year ended 31 March 2022, the Group disposed of its equity instruments related to shares held as part of a portfolio of financial instruments which back some long‑term employee liabilities. The equity instruments were previously measured at fair value through other comprehensive income and prior to the disposal the Group recognised a gain of £12 million.
The accumulated gain of £82 million recognised in other comprehensive income was transferred to retained earnings on disposal.